Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	4.85385%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,137,360.58

Principal:
Principal Collections	$20,892,878.36
Prepayments in Full	$9,613,449.80
Liquidation Proceeds	$358,795.64
Recoveries	$79,115.51
Sub Total	$30,944,239.31
Collections	$34,081,599.89

Purchase Amounts:
Purchase Amounts Related to Principal	$182,929.18
Purchase Amounts Related to Interest	$719.56
Sub Total	$183,648.74

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,265,248.63

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	20
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,265,248.63
Servicing Fee	$593,917.21	$593,917.21	$0.00	$0.00	$33,671,331.42
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,671,331.42
Interest - Class A-2a Notes	$90,513.91	$90,513.91	$0.00	$0.00	$33,580,817.51
Interest - Class A-2b Notes	$57,240.55	$57,240.55	$0.00	$0.00	$33,523,576.96
Interest - Class A-3 Notes	$2,125,593.75	$2,125,593.75	$0.00	$0.00	$31,397,983.21
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$31,112,045.71
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,112,045.71
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$30,916,948.71
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,916,948.71
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$30,777,339.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,777,339.54
Regular Principal Payment	$28,006,650.96	$28,006,650.96	$0.00	$0.00	$2,770,688.58
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,770,688.58
Residual Released to Depositor	$0.00	$2,770,688.58	$0.00	$0.00	$0.00
Total		$34,265,248.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,006,650.96
Total					$28,006,650.96

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$15,862,845.67	$60.72	$90,513.91	$0.35	$15,953,359.58	$61.07
Class A-2b Notes	$12,143,805.29	$60.72	$57,240.55	$0.29	$12,201,045.84	$61.01
Class A-3 Notes	$0.00	$0.00	$2,125,593.75	$4.61	$2,125,593.75	$4.61
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$28,006,650.96	$21.29	$2,893,991.88	$2.20	$30,900,642.84	$23.49

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$19,122,657.44	0.0731968	$3,259,811.77	0.0124777
Class A-2b Notes	$14,639,354.97	0.0731968	$2,495,549.68	0.0124777
Class A-3 Notes	$461,250,000.00	1.0000000	$461,250,000.00	1.0000000
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$623,292,012.41	0.4737053	$595,285,361.45	0.4524201

Pool Information
Weighted Average APR	5.278%	5.312%
Weighted Average Remaining Term	41.43	40.72
Number of Receivables Outstanding	26,882	26,213
Pool Balance	$712,700,655.69	$681,392,218.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$657,008,814.86	$628,532,537.33
Pool Factor	0.4937720	0.4720809

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$52,859,680.77
Targeted Overcollateralization Amount	$86,106,856.65
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$86,106,856.65

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		69	$260,384.61
(Recoveries)		43	$79,115.51
Net Loss for Current Collection Period			$181,269.10
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3052%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3802%
Second Prior Collection Period			0.4743%
Prior Collection Period			0.2357%
Current Collection Period			0.3121%
Four Month Average (Current and Prior Three Collection Periods)			0.3506%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,327	$6,785,383.62
(Cumulative Recoveries)			$615,304.28
Cumulative Net Loss for All Collection Periods			$6,170,079.34
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4275%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,113.33
Average Net Loss for Receivables that have experienced a Realized Loss			$4,649.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.19%	229	$8,096,047.33
61-90 Days Delinquent	0.22%	38	$1,498,419.18
91-120 Days Delinquent	0.04%	6	$247,452.03
Over 120 Days Delinquent	0.12%	18	$805,915.58
Total Delinquent Receivables	1.56%	291	$10,647,834.12

Repossession Inventory:
Repossessed in the Current Collection Period		9	$312,645.10
Total Repossessed Inventory		17	$580,643.41

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1705%
Prior Collection Period			0.1897%
Current Collection Period			0.2365%
Three Month Average			0.1989%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3745%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	20

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	82	$2,894,718.79
2 Months Extended	120	$4,439,060.65
3+ Months Extended	28	$1,025,112.33

Total Receivables Extended	230	$8,358,891.77
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer